Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The components of the Company's property, plant and equipment at September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Land	$148.2	$145.8
Buildings	963.1	937.8
Machinery and equipment	3,625.4	3,509.9
Other(1)	222.1	213.1
Construction in progress	56.3	32.6
	5,015.1	4,839.2
Less: accumulated depreciation	(3,093.7)	(2,913.7)
Total	$1,921.4	$1,925.5
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(1)	Other consists of computer equipment, vehicles, furniture and fixtures, leasehold improvements and communication related equipment.

The components of the Company's property, plant and equipment at December 31, 2013 and 2012 were as follows:

	2013	2012
Land	$145.8	$136.1
Buildings	937.8	904.6
Machinery and equipment	3,509.9	3,415.0
Other	213.1	208.7
Construction in progress	32.6	28.2
	4,839.2	4,692.6
Less: Accumulated depreciation	(2,913.7)	(2,766.2)
Total	$1,925.5	$1,926.4